Short-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Debt
Short-term debt from unrelated parties	€ 109,137	€ 456,904
Cash and cash equivalents before offset	1,265,217	1,530,328
Short-term debt from unrelated parties before offset	226,093	583,740
Commercial paper program
Debt
Short-term debt from unrelated parties	85,580	399,078
Outstanding amount	86,000	400,000
Commercial paper program | Maximum
Debt
Commercial paper borrowing limit	1,500,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	23,544	57,754
Borrowings offset under cash management system	116,956	126,836
Other
Debt
Short-term debt from unrelated parties	€ 13	€ 72